Shareholder Fees	Aug. 31, 2025 USD ($)
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[3]
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund | Neuberger Genesis Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[4]
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[4]
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[4]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[5]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[6]
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[6]
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[6]
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7]
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[7]
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7]
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[8]
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[8]
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[8]
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[9]
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[9]
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[9]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[10]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[10]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[10]
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[11]
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[11]
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[11]
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[12]
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[12]
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[12]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[13]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[13]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[13]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[14]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[14]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[14]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[15]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[15]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[15]
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class R6 Shares (NRGSX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRIQX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRILX) | Neuberger International Select Fund | Neuberger International Select Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NRREX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NBNRX) | Neuberger International Select Fund | Neuberger International Select Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NRERX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R3
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NBSSX) | Neuberger Focus Fund | Neuberger Focus Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NBGNX) | Neuberger Genesis Fund | Neuberger Genesis Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NIQVX) | Neuberger International Equity Fund | Neuberger International Equity Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Trust Class Shares (NIQTX) | Neuberger International Equity Fund | Neuberger International Equity Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NBHEX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NRGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NIQEX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class E
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E Shares (NREEX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class E Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[3]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[4]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[5]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[6]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[7]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[8]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[9]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[10]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[11]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[12]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[13]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[14]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[15]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.